Trade receivables	12 Months Ended
Mar. 31, 2016
Receivables [Abstract]
Trade receivables

3. Trade receivables

The activity in the allowance for doubtful receivables was as follows:

	Year ended March 31,
	2016	2015	2014
Balance at beginning of year	$4,392	$3,182	$3,500
Charge to bad debts expense	768	2,288	516
Write-off of receivables	(862)	(439)	(542)
Currency translation adjustment	(93)	(639)	(292)

Balance at end of year	$4,205	$4,392	$3,182